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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13f

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2000

               (Please read instructions before preparing form.)

If amended report check here:      |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                        New York          NY               10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

DAVID A. KATZ                      212-486-2004               PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

-----------------------------------ATTENTION------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State OF NY on the 13 day of Nov, 2000.

                                             MATRIX ASSET ADVISORS, INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      130
                                         ------------

Form 13F Information Table Value Total: $ 527,883
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp.                 COM        885535104      3830      450550 SH  Sole                              75900            374650
AES Corporation             COM        00130h105       274        4944 SH  Sole                                                 4944
AT&T                        COM        001957109       248    14385.62 SH  Sole                                             14385.62
AT&T Corp. - Liberty
  Media - A                 COM        001957208       295       21726 SH  Sole                                                21726
Abbott Laboratories         COM        002824100      9458      195252 SH  Sole                              23000            172252
Adaptec Inc.                COM        00651F108      6071      592245 SH  Sole                              98700            493545
Albertson's, Inc.           COM        013104104      5319      200715 SH  Sole                              23200            177515
Allstate Corporation        COM        020002101      4600      105593 SH  Sole                               4100            101493
American Express Co.        COM        025816109     10565      192308 SH  Sole                               6200            186108
American General Corp.      COM        026351106      2315       28405 SH  Sole                               1200             27205
American Home
  Products, Inc.            COM        026609107      8098      127431 SH  Sole                              10100            117331
American International
  Group I                   COM        026874107     26370      267551 SH  Sole                              11300            256251
American Power
  Conversion                COM        029066107      5757      465175 SH  Sole                              65500            399675
Ametek, Inc.                COM        031100100       311       12000 SH  Sole                                                12000
Arrow Electronics           COM        042735100      5973      208655 SH  Sole                              29800            178855
BB&T Corporation            COM        054937107      1338       35860 SH  Sole                               1550             34310
BP Amoco PLC - ADR          COM        055622104       530       11074 SH  Sole                                                11074
Bank One Corporation        COM        06423a103      4908      134006 SH  Sole                               5700            128306
Bank of America Corp.       COM        060505104     18036      393158 SH  Sole                              37300            355858
Bank of New York            COM        064057102      3148       57043 SH  Sole                               2400             54643
Bausch & Lomb               COM        071707103      8020      198325 SH  Sole                              21400            176925
Bear Stearns Companies      COM        073902108      1402       27652 SH  Sole                               1200             26452
Becton, Dickinson & Co.     COM        075887109       373       10785 SH  Sole                                                10785
Bellsouth Corp.             COM        079860102       285        6973 SH  Sole                                                 6973
Belvedere Resources, Ltd.   COM        080903107         5       10000 SH  Sole                                                10000
Berkshire Hathaway -
  Class B                   COM        084670207      2764        1174 SH  Sole                                 50              1124
Biomet                      COM        090613100       431       10850 SH  Sole                                                10850
Boston Scientific           COM        101137107      6883      502896 SH  Sole                              68800            434096
Bristol-Myers               COM        110122108      3118       42175 SH  Sole                               2200             39975
Capital One Finance Corp.   COM        14040h105       745       11325 SH  Sole                                500             10825
CenturyTel Inc.             COM        156700106      8562      239500 SH  Sole                              32500            207000
Charles Schwab Corp.        COM        808513105      2463       86800 SH  Sole                               3700             83100
Chubb Corp.                 COM        171232101      1387       16029 SH  Sole                                450             15579
Cisco Systems Inc           COM        17275R102       479       12530 SH  Sole                                                12530
Citigroup                   COM        172967101     30124    589936.2 SH  Sole                              24700          565236.2
Claire's Stores             COM        179584107      1957      109075 SH  Sole                              18350             90725
Coca Cola                   COM        191216100      1789       29359 SH  Sole                                                29359
Colgate Palmolive Co        COM        194162103       336        5200 SH  Sole                                                 5200
Comerica Bank               COM        200340107      8286      139546 SH  Sole                              19100            120446
Compaq Computer             COM        204493100      8597      571203 SH  Sole                              63250            507953
Computer Associates         COM        204912109      2730      139981 SH  Sole                              22148            117833
Countrywide Credit
  Inds. Inc.                COM        222372104       694       13810 SH  Sole                                500             13310
Dow Chemical                COM        260543103       406       11073 SH  Sole                                                11073
E-Kong Group Ltd.           COM        G2952Q109        28      250000 SH  Sole                                               250000
Electronic Data Systems     COM        285661104     13492      233626 SH  Sole                              24100            209526
Equifax Inc.                COM        294429105     10203      355660 SH  Sole                              38800            316860
Exxon Mobil Corporation     COM        30231g102      2153    24767.87 SH  Sole                                             24767.87
Federal Natl.
  Mortgage Assn.            COM        313586109     13309      153423 SH  Sole                               6950            146473
Fifth Third Bancorp         COM        316773100      2613       43725 SH  Sole                               1900             41825
First Data Corp.            COM        319963104     11219      212935 SH  Sole                              22150            190785
First Union Corp.           COM        337358105      4069      146310 SH  Sole                               6200            140110
Firstar Corporation         COM        33763V109      2664      114602 SH  Sole                               4900            109702
Fleet Boston
  Financial Corp            COM        339030108      7595      202206 SH  Sole                              17500            184706
Franklin Resources Inc.     COM        354613101      1304       34225 SH  Sole                               1450             32775
Freddie Mac                 COM        313400301     14420      209370 SH  Sole                              16900            192470
Gap Inc.                    COM        364760108      1192       46750 SH  Sole                              15000             31750
Gartner Inc. - A            COM        366651107      2557      370625 SH  Sole                              41000            329625
Gartner Inc. - B            COM        366651206      3077      485275 SH  Sole                              96700            388575
General Electric Co.        COM        369604103      3546    73961.34 SH  Sole                                             73961.34
Global Crossing Ltd.        COM        G3921A100      2109      147370 SH  Sole                              11395            135975
Goldman Sachs Group, Inc.   COM        38141G104      2038       19055 SH  Sole                                850             18205
H.J. Heinz Company          COM        423074103      8180      172435 SH  Sole                              25000            147435
Hartford Financial
  Services Gr               COM        416515104      1372       19430 SH  Sole                                850             18580
Hewlett-Packard Inc.        COM        428236103      6709      212575 SH  Sole                              34500            178075
Household International     COM        441815107      3016       54830 SH  Sole                               2400             52430
Intel Corporation           COM        458140100       538       17896 SH  Sole                                                17896
International Business
  Machine                   COM        459200101       477        5616 SH  Sole                                                 5616
J P Morgan Co.              COM        616880100      4329       26159 SH  Sole                               1000             25159
J. P. Morgan Chase & Co.    COM        16161A108      7292      160493 SH  Sole                               6550            153943
Jefferson-Pilot Corp.       COM        475070108      1023       13690 SH  Sole                                600             13090
Johnson & Johnson           COM        478160104      4370       41594 SH  Sole                               6350             35244
KeyCorp                     COM        493267108      2091       74675 SH  Sole                               3200             71475
Leggett & Platt Inc.        COM        524660107       259       13700 SH  Sole                               3000             10700
Lehman Brothers             COM        524908100      3237       47874 SH  Sole                               2050             45824
Lincoln National Corp.      COM        534187109      1095       23153 SH  Sole                               1000             22153
Lucent Technologies         COM        549463107      3701    274116.7 SH  Sole                              39700          234416.7
MBIA Inc.                   COM        55262C100      1557       21010 SH  Sole                               2475             18535
MBNA Corp.                  COM        55262L100      3351       90710 SH  Sole                               3900             86810
Manpower Inc.               COM        56418H100     10623      279543 SH  Sole                              36400            243143
Marsh & McLennan Cos Inc    COM        571748102      2885       24660 SH  Sole                               1000             23660
Maxcor Financial Group      COM        57772G100        21       20000 SH  Sole                                                20000
McDonald's Corp.            COM        580135101       269        7900 SH  Sole                                                 7900
Mellon Financial Corp.      COM        58551a108      3952       80347 SH  Sole                               3450             76897
Merck & Co., Inc.           COM        589331107      4562       48726 SH  Sole                                                48726
Merrill Lynch & Co.         COM        590188108      6018       88256 SH  Sole                               3800             84456
MetLife Inc.                COM        59156r108      1880       53700 SH  Sole                               2200             51500
Microsoft Corporation       COM        594918104       412        9506 SH  Sole                                                 9506
Morgan Stanley Dean
  Witter & C                COM        617446448     10510      132613 SH  Sole                               5600            127013
Motorola Inc                COM        620076109      7496      370185 SH  Sole                              60200            309985
Mylan Laboratories, Inc.    COM        628530107      5600      222350 SH  Sole                              10300            212050
National City Corp          COM        635405103      2015       70098 SH  Sole                               3000             67098
Northern Trust Corp.        COM        665859104      1010       12385 SH  Sole                                550             11835
Novellus Systems            COM        670008101      5183      144213 SH  Sole                              25350            118863
Office Depot Inc.           COM        676220106      1717      241025 SH  Sole                              20200            220825
Orthodontix Inc.            COM        68750q101         7       38000 SH  Sole                                                38000
PNC Bank Corp               COM        693475105      3668       50205 SH  Sole                               2150             48055
Palm Inc.                   COM        696642107      2027       71587 SH  Sole                                                71587
Patterson Energy            COM        703414102       298        8000 SH  Sole                                                 8000
Pelican Financial Inc.      COM        705808103        28       15000 SH  Sole                                                15000
Pfizer, Inc.                COM        717081103       490       10643 SH  Sole                                                10643
Pharmacia Corporation       COM        71713u102      8069      132271 SH  Sole                              13744            118527
Pitney Bowes, Inc.          COM        724479100      1546       46670 SH  Sole                               9700             36970
Pricesmart                  COM        741511109       265        8050 SH  Sole                                                 8050
Progressive Corp.           COM        743315103       880        8490 SH  Sole                                350              8140
Providian Corp.             COM        74406A102      2004       34850 SH  Sole                               1400             33450
SBC Communications Corp.    COM        78387G103       439        9201 SH  Sole                                                 9201
Schering Plough             COM        806605101       277        4888 SH  Sole                                                 4888
Sensormatic Electronics     COM        817265101      9948      495856 SH  Sole                              29200            466656
Shaw Industries             COM        820286102      2622      138450 SH  Sole                                               138450
Sherwin-Williams Co.        COM        824348106      4649      176700 SH  Sole                              39650            137050
Sky Financial Group Inc.    COM        83080p103       319       19068 SH  Sole                                                19068
SouthTrust Corp.            COM        844730101      1572       38625 SH  Sole                               1650             36975
St. Jude Medical Inc.       COM        790849103     12092      196815 SH  Sole                              15000            181815
St. Paul Co.                COM        792860108       922       16980 SH  Sole                                700             16280
State Street Corp.          COM        857477103      2028       16325 SH  Sole                                700             15625
Stilwell Financial Inc.     COM        860831106      1073       27200 SH  Sole                               1200             26000
Summit Bancorp              COM        866005101      1731       45316 SH  Sole                               2000             43316
Sun Microsystems Inc.       COM        866810104       438       15720 SH  Sole                                                15720
Suntrust Banks Inc.         COM        867914103      2469       39194 SH  Sole                               1700             37494
T. Rowe Price Group Inc.    COM        74144t108       311        7355 SH  Sole                                200              7155
Torchmark Corp.             COM        891027104       906       23577 SH  Sole                               1000             22577
U.S. Bancorp                COM        902973106      2894       99150 SH  Sole                               4200             94950
Verizon Communications      COM        92343v104     10577      211004 SH  Sole                              25650            185354
Vishay Intertechnology      COM        928298108      5297      350210 SH  Sole                              36525            313685
Vyrex Corp.                 COM        92922E101        11       23000 SH  Sole                                                23000
Wachovia Corp.              COM        929771103      7092      122015 SH  Sole                              15450            106565
Washington Mutual Inc.      COM        939322103      3963       74678 SH  Sole                               3203             71475
Wells Fargo Company         COM        949746101     11049      198404 SH  Sole                               8300            190104
Wilmington Trust            COM        971807102      2057       33150 SH  Sole                               1800             31350
Nasdaq 100 Shares                      631100104       250        4280 SH  Sole                                                 4280
REPORT SUMMARY                    130 DATA RECORDS  527883             0           OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED